Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Summary of Detailed Information about Property, Plant and Equipment

	Land and Buildings $ 'millions	Leasehold property improvements $ 'millions	Computer hardware & software $ 'millions	Office equipment $ 'millions	Furniture & fittings $ 'millions	Total $ 'millions
Cost
At January 1, 2024	—	12	14	1	3	30
Additions	—	7	5	—	—	12
Disposals	—	(1)	(4)	—	—	(5)
Effects of movements in exchange rates	—	(1)	—	—	—	(1)
At December 31, 2024	—	17	15	1	3	36
Additions	20	13	4	1	3	41
Disposals	—	(4)	—	—	(2)	(6)
Effects of movements in exchange rates	2	2	3	—	—	7
December 31, 2025	22	28	22	2	4	78

Accumulated depreciation
At January 1, 2024	—	5	5	—	1	11
Depreciation charge for the year	—	1	6	—	—	7
Disposals	—	—	(4)	—	—	(4)
Impairment charge for the year	—	—	1	—	—	1
At December 31, 2024	—	6	8	—	1	15
Depreciation charge for the year	—	2	4	—	1	7
Disposals	—	(4)	—	—	(1)	(5)
Effects of movements in exchange rates	—	1	1	1	—	3
At December 31, 2025	—	5	13	1	1	20

Net book value
At January 1, 2024	—	7	9	1	2	19
At December 31, 2024	—	11	7	1	2	21
At December 31, 2025	22	23	9	1	3	58